SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 10,971	$ 9,037
Derivative instruments	103	148
Government authorities	585	1,167
Other	2,187	1,042
Other current liabilities	$ 13,846	$ 11,394